Plan of arrangement and discontinued operations (Details) - USD ($) $ in Thousands		12 Months Ended
	May 09, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets [abstract]
Cash		$ 6,120	$ 7,031
Current assets		7,134	7,450	$ 13,701
Non-current assets [abstract]
Equipment		87	112	68
Non current Assets		298	807	$ 39,579
Non-current liabilities [abstract]
Foreign currency translation adjustment	$ (800)	(3,372)	$ 1,684
Loss on the Arrangement		$ 33,600
Plan Of Arrangement [Member]
Current assets [abstract]
Cash	8,843
Receivables and prepaids	137
Current assets	8,980
Non-current assets [abstract]
Equipment	25
Mineral property interest	37,699
Reclamation deposits and other	481
Non current Assets	38,205
Current liabilities [abstract]
Accounts payable and accrued liabilities	(34)
Non-current liabilities [abstract]
Deferred income taxes	(2,937)
Carry value of net assets	44,214
Fair value of net assets	11,384
Loss on arrangement before adjustment	(32,830)
Foreign currency translation adjustment	(797)
Loss on the Arrangement	$ (33,627)